UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-8797
                                   811-9049

Name of Fund:  Merrill Lynch Small Cap Growth Fund of Mercury Funds,
               Inc.
               Mercury Master U.S. Small Cap Growth Portfolio

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc., 800
Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/03

Date of reporting period: 06/01/02 - 05/31/03

Item 1 - Attach shareholder report



(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
May 31, 2003


Merrill Lynch
Small Cap
Growth Fund


www.mlim.ml.com



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and
(3) on the Securities and Exchange Commission's website at http://www.sec.gov.



Merrill Lynch Small Cap Growth Fund
Of Mercury Funds, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper




MERRILL LYNCH SMALL CAP GROWTH FUND


Portfolio
Information as of
May 31, 2003
(unaudited)


                                           Percent of
Ten Largest Equity Holdings                Net Assets

Advanced Neuromodulation Systems, Inc.         2.0%
RenaissanceRe Holdings Ltd.                    1.9
Stericycle, Inc.                               1.9
Avid Technology, Inc.                          1.8
Integra LifeSciences Holdings                  1.7
Gen-Probe Incorporated                         1.7
Fred's, Inc.                                   1.7
Station Casinos, Inc.                          1.6
Waste Connections, Inc.                        1.6
FLIR Systems, Inc.                             1.5


                                           Percent of
Sector Representation                      Net Assets

Autos--Transportation                          2.8%
Cash Equivalents                               3.1
Consumer Discretionary                        17.5
Consumer Staples                               2.2
Financial Services                            11.4
Health Care                                   22.6
Materials and Processing                       4.7
Other Energy                                   6.0
Producer Durables                              5.3
Technology                                    24.4



                                           Percent of
Five Largest Industries*                   Net Assets

Health Care Equipment & Supplies               8.2%
Commercial Services & Supplies                 8.0
Semiconductors & Semiconductor Equipment       6.6
Software                                       5.3
Energy Equipment & Services                    4.9

*For Portfolio compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.




Merrill Lynch Small Cap Growth Fund, May 31, 2003


DEAR SHAREHOLDER


Effective May 5, 2003, the name of the Fund changed to Merrill Lynch Small Cap Growth Fund. The Fund's investment objective has remained the same: to seek long-term capital growth through investments primarily in a diversified portfolio of equity securities of small cap companies. The Fund's share classes have kept the same designations. All sales charges and 12b-1 fees applicable to each class also have remained the same, including any applicable contingent deferred sales charges.


Investment Environment
For the 12 months ended May 31, 2003, the investment environment remained very challenging. During the period, the U.S. economy struggled to maintain a satisfactory rate of growth. Held back by war worries, surging energy costs and declining stock prices, gross domestic product growth expanded at an annual rate of less than 2% in three of the last four quarters. Consumer sentiment eroded and spending slowed as continued corporate layoffs pushed the unemployment rate up to eight-year highs. Corporations continued to struggle with weak demand but managed to generate resumed profit growth as a result of aggressive cost reduction programs. Sluggish economic trends, combined with low inflation, resulted in the lowest interest rates in more than 40 years. By the end of the period, money market interest rates approached 1%, while 30-year interest rates stood at only 4.4%. In an effort to stimulate faster growth, the Federal Reserve Board, the Bush administration and Congress implemented a series of interest rate reductions, spending programs and tax cuts. After declining almost continuously since the peak of March 2000, the stock market appeared to reach bear market lows last October. Major averages rose since that time, driven by the resolution of Iraq uncertainty, improving corporate profits, falling interest rates and more reasonable stock valuation levels.


Fiscal Year in Review
For the 12-month period ended May 31, 2003, the Fund's Class A, Class B, Class C and Class I Shares had total returns of -4.59%, -5.31%, -5.31% and -4.36%, respectively, outperforming the unmanaged benchmark Russell 2000 Growth Index, which returned -9.59%. (Investment results shown do not reflect sales charges and would be lower if a sales charge were included. Complete performance information can be found on pages 3 - 6 of this report to shareholders.) The Fund also outperformed the broader market as represented by the unmanaged Standard & Poor's 500 Index, which had a total return of -8.06% for the same 12-month period. In general, large company stocks slightly outperformed small company stocks and value stocks slightly outperformed growth stocks during the period.

While performance in the markets was challenging during the past year, we were able to successfully gain relative performance compared to our benchmark. We focused our research efforts on identifying companies that we believed would grow rapidly despite tough economic conditions. The Fund's outperformance was driven primarily by successful stock selection, especially in the consumer discretionary, consumer staples, health care and technology sectors of the market. Top-performing stocks from these sectors included Career Education Corporation (adult education), Station Casinos, Inc. (gaming), Martek BioSciences Corporation (food additives), The Medicines Company (pharmaceuticals), Advanced Neuromodulation Systems, Inc. (medical devices), Integra LifeSciences Holdings (medical devices), NetScreen Technologies, Inc. (network security) and Avocent Corporation (data communications equipment).

During the first several months of the period, we employed a defensive portfolio strategy in an effort to protect net asset valuation during bear market conditions. This involved tilting the Portfolio in favor of established growth companies in non-cyclical industries. Late last year, we began moving the Portfolio in anticipation of a cyclical improvement in corporate profits and a better stock market environment. This strategy entailed increasing the Portfolio's holdings in technology companies, while reducing the Portfolio's holdings in consumer and health care oriented companies.


Investment Outlook
We believe that an economic recovery and an upturn in earnings should gain momentum during the second half of 2003, supporting a further rise in equities. Stocks should benefit from stimulative fiscal and monetary policy, improving corporate profits, more reasonable valuation levels and fewer news headlines about corporate scandals. Small company shares remain attractively positioned to perform well in such an environment, in our view. Small company earnings continue to grow faster than large companies. In addition, small-capitalization companies tend to outperform following bear market periods.


In Conclusion
We thank you for your continued investment in Merrill Lynch Small
Cap Growth Fund, and we look forward to serving your investment needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director/Trustee



(Ronald J. Zibelli Jr.)
Ronald J. Zibelli Jr.
Vice President and
Portfolio Manager



July 9, 2003



PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through multiple pricing alternatives:

* Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

* Class I Shares incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

* Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. Class R Shares are available only to certain retirement plans.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




Merrill Lynch Small Cap Growth Fund, May 31, 2003


PERFORMANCE DATA (continued)


Total Return
Based on a $10,000
Investment


A line graph illustrating the growth of a $10,000 investment in Merrill Lynch U.S. Small Cap Growth Fund++ Class A and Class B
Shares* compared to a similar investment in Russell 2000 Growth
Index++++. Values illustrated are as follows :


Merrill Lynch U.S. Small Cap Growth Fund++
Class A Shares*

Date                       Value

10/29/1999**             $ 9,475.00
May 2000                 $12,431.00
May 2001                 $11,082.00
May 2002                 $10,015.00
May 2003                 $ 9,555.00


Merrill Lynch U.S. Small Cap Growth Fund++
Class B Shares*

Date                       Value

10/29/1999**             $10,000.00
May 2000                 $13,060.00
May 2001                 $11,557.00
May 2002                 $10,359.00
May 2003                 $ 9,541.00


Russell 2000 Growth Index++++

Date                       Value

10/29/1999**             $10,000.00
May 2000                 $11,660.00
May 2001                 $ 9,825.00
May 2002                 $ 8,271.00
May 2003                 $ 7,477.00



A line graph illustrating the growth of a $10,000 investment in Merrill Lynch U.S. Small Cap Growth Fund++ Class C and Class I
Shares* compared to a similar investment in Russell 2000 Growth
Index++++. Values illustrated are as follows :


Merrill Lynch U.S. Small Cap Growth Fund++
Class C Shares*

Date                       Value

10/29/1999**             $10,000.00
May 2000                 $13,060.00
May 2001                 $11,552.00
May 2002                 $10,353.00
May 2003                 $ 9,803.00


Merrill Lynch U.S. Small Cap Growth Fund++
Class I Shares*

Date                       Value

10/29/1999**             $ 9,475.00
May 2000                 $12,450.00
May 2001                 $11,128.00
May 2002                 $10,081.00
May 2003                 $ 9,642.00


Russell 2000 Growth Index++++

Date                       Value

10/29/1999**             $10,000.00
May 2000                 $11,660.00
May 2001                 $ 9,825.00
May 2002                 $ 8,271.00
May 2003                 $ 7,477.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++The Fund invests all of its assets in Master Small Cap Growth Portfolio of Mercury Master Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of small cap companies located in the United States that Fund management believes are undervalued or have good prospects for earnings growth.
++++This unmanaged Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Past performance is not indicative of future results.



Average Annual
Total Return



                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 5/31/03                     -4.59%         -9.60%
Inception (10/29/99)
through 5/31/03                            +0.24          -1.26

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class B Shares*

One Year Ended 5/31/03                     -5.31%         -9.10%
Inception (10/29/99)
through 5/31/03                            -0.54          -1.30

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class C Shares*

One Year Ended 5/31/03                     -5.31%         -6.26%
Inception (10/29/99)
through 5/31/03                            -0.55          -0.55

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.



                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

One Year Ended 5/31/03                     -4.36%         -9.38%
Inception (10/29/99)
through 5/31/03                            +0.49          -1.01

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Aggregate
Total Return

                                                     % Return Without
                                                       Sales Charge
Class R Shares

Inception (2/04/03)
through 5/31/03                                          +18.83%




Merrill Lynch Small Cap Growth Fund, May 31, 2003


PERFORMANCE DATA (concluded)

Recent
Performance
Results

                                                  6-Month            12-Month     Since Inception
As of May 31, 2003                              Total Return       Total Return     Total Return
ML Small Cap Growth Fund Class A Shares*           +10.39%             -4.59%          + 0.85%
ML Small Cap Growth Fund Class B Shares*           + 9.99              -5.31           - 1.91
ML Small Cap Growth Fund Class C Shares*           +10.00              -5.31           - 1.97
ML Small Cap Growth Fund Class I Shares*           +10.56              -4.36           + 1.76
ML Small Cap Growth Fund Class R Shares*             --                  --            +18.83
Russell 2000 Growth Index**                        + 9.00              -9.59       -25.23/+21.73

*Investment results shown do not reflect sales charges; results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's since inception dates are from 10/29/99 for Class
A, Class B, Class C & Class I Shares and from 2/04/03 for Class R
Shares.
**This unmanaged Index measures the performance of these Russell
2000 companies with higher price-to-book ratios and higher forecasted growth values. Since inception total return is from 10/30/99 and from 2/04/03, respectively.


STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
GROWTH FUND       As of May 31, 2003
Assets:           Investment in Master Small Cap Growth Portfolio, at value
                  (identified cost--$171,286,813)                                                            $  223,626,410
                  Prepaid registration fees                                                                          73,942
                                                                                                             --------------
                  Total assets                                                                                  223,700,352
                                                                                                             --------------

Liabilities:      Payables:
                     Distributor                                                           $       87,978
                     Administrator                                                                 32,470           120,448
                                                                                           --------------
                  Accrued expenses and other liabilities                                                             87,311
                                                                                                             --------------
                  Total liabilities                                                                                 207,759
                                                                                                             --------------

Net Assets:       Net assets                                                                                 $  223,492,593
                                                                                                             ==============
Net Assets        Class A Shares of Common Stock, $.0001 par value, 100,000,000
Consist of:       shares authorized                                                                          $          772
                  Class B Shares of Common Stock, $.0001 par value, 100,000,000
                  shares authorized                                                                                     682
                  Class C Shares of Common Stock, $.0001 par value, 100,000,000
                  shares authorized                                                                                     384
                  Class I Shares of Common Stock, $.0001 par value, 100,000,000
                  shares authorized                                                                                     628
                  Class R Shares of Common Stock, $.0001 par value, 100,000,000
                  shares authorized                                                                                      --
                  Paid-in capital in excess of par                                                              290,968,565
                  Accumulated realized capital losses on investments from the
                  Portfolio--net                                                           $(119,818,035)
                  Unrealized appreciation on investments from the Portfolio--net               52,339,597
                                                                                           --------------
                  Total accumulated losses--net                                                                (67,478,438)
                                                                                                             --------------
                  Net assets                                                                                 $  223,492,593
                                                                                                             ==============

Net Asset         Class A--Based on net assets of $70,577,215 and 7,720,586
Value:                     shares outstanding                                                                $         9.14
                                                                                                             ==============
                  Class B--Based on net assets of $60,834,979 and 6,820,436
                           shares outstanding                                                                $         8.92
                                                                                                             ==============
                  Class C--Based on net assets of $34,195,042 and 3,837,267
                           shares outstanding                                                                $         8.91
                                                                                                             ==============
                  Class I--Based on net assets of $57,885,238 and 6,283,814 shares
                           outstanding                                                                       $         9.21
                                                                                                             ==============
                  Class R--Based on net assets of $118.83 and 13.263 shares outstanding                      $         8.96
                                                                                                             ==============

See Notes to Financial Statements.



Merrill Lynch Small Cap Growth Fund, May 31, 2003


STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
GROWTH FUND       For the Year Ended May 31, 2003
Investment Loss   Net investment income allocated from the Portfolio:
from The             Dividends (net of $2,246 foreign withholding tax)                                       $      394,031
Portfolio--Net:      Interest                                                                                       130,493
                     Securities lending--net                                                                         67,760
                     Expenses                                                                                   (1,652,472)
                                                                                                             --------------
                  Net investment loss from the Portfolio                                                        (1,060,188)
                                                                                                             --------------

Expenses:         Account maintenance and distribution fees--Class B                       $      613,891
                  Administration fees                                                             401,720
                  Account maintenance and distribution fees--Class C                              342,172
                  Account maintenance fees--Class A                                               143,449
                  Transfer agent fees--Class B                                                    137,505
                  Transfer agent fees--Class A                                                    108,903
                  Transfer agent fees--Class I                                                     90,858
                  Transfer agent fees--Class C                                                     82,260
                  Professional fees                                                                71,194
                  Printing and shareholder reports                                                 60,878
                  Registration fees                                                                58,955
                  Other                                                                            23,230
                                                                                           --------------
                  Total expenses                                                                                  2,135,015
                                                                                                             --------------
                  Investment loss--net                                                                          (3,195,203)
                                                                                                             --------------

Realized &        Realized loss on investments from the Portfolio--net                                         (33,247,548)
Unrealized        Change in unrealized appreciation on investments from the Portfolio--net                       23,473,355
Gain (Loss) on                                                                                               --------------
Investments       Total realized and unrealized loss on investments from the Portfolio--net                     (9,774,193)
from the                                                                                                     --------------
Portfolio--Net:   Net Decrease in Net Assets Resulting from Operations                                       $ (12,969,396)
                                                                                                             ==============

See Notes to Financial Statements.



STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                    For the Year Ended
SMALL CAP                                                                                             May 31,
GROWTH FUND       Increase (Decrease) in Net Assets:                                            2003               2002
Operations:       Investment loss--net                                                     $  (3,195,203)    $  (4,096,795)
                  Realized loss on investments from the Portfolio--net                       (33,247,548)      (36,494,711)
                  Change in unrealized appreciation on investments from the
                  Portfolio--net                                                               23,473,355        12,158,303
                                                                                           --------------    --------------
                  Net decrease in net assets resulting from operations                       (12,969,396)      (28,433,203)
                                                                                           --------------    --------------

Capital Share     Net increase (decrease) in net assets derived from capital share
Transactions:     transactions                                                                (4,411,899)        38,014,124
                                                                                           --------------    --------------

Net Assets:       Total increase (decrease) in net assets                                    (17,381,295)         9,580,921
                  Beginning of year                                                           240,873,888       231,292,967
                                                                                           --------------    --------------
                  End of year                                                              $  223,492,593    $  240,873,888
                                                                                           ==============    ==============

See Notes to Financial Statements.



Merrill Lynch Small Cap Growth Fund, May 31, 2003


FINANCIAL HIGHLIGHTS
                                                                                             Class A
                                                                                                                 For the
                  The following per share data and ratios have been derived                                       Period
MERRILL LYNCH     from information provided in the financial statements.                                    Oct. 29, 1999++
SMALL CAP                                                                       For the Year Ended May 31,      to May 31,
GROWTH FUND       Increase (Decrease) in Net Asset Value:                   2003         2002          2001        2000
Per Share         Net asset value, beginning of period                   $      9.58  $     10.60  $     13.12  $     10.00
Operating                                                                -----------  -----------  -----------  -----------
Performance:      Investment loss--net                                    (.10)+++++   (.13)+++++   (.12)+++++        (.07)
                  Realized and unrealized gain (loss) on investments
                  from the Portfolio--net                                      (.34)        (.89)       (1.04)         3.19
                                                                         -----------  -----------  -----------  -----------
                  Total from investment operations                             (.44)       (1.02)       (1.16)         3.12
                                                                         -----------  -----------  -----------  -----------
                  Less distributions in excess of realized gain
                  on investments from the Portfolio--net                          --           --       (1.36)           --
                                                                         -----------  -----------  -----------  -----------
                  Net asset value, end of period                         $      9.14  $      9.58  $     10.60  $     13.12
                                                                         ===========  ===========  ===========  ===========

Total Investment  Based on net asset value per share                         (4.59%)      (9.62%)     (10.86%)    31.20%+++
Return:**                                                                ===========  ===========  ===========  ===========

Ratios to         Expenses++++                                                 1.57%        1.54%        1.45%       1.49%*
Average                                                                  ===========  ===========  ===========  ===========
Net Assets:       Investment loss--net                                       (1.28%)      (1.22%)       (.99%)      (.83%)*
                                                                         ===========  ===========  ===========  ===========

Supplemental      Net assets, end of period (in thousands)               $    70,577  $    59,574  $    23,095  $    28,396
Data:                                                                    ===========  ===========  ===========  ===========
                  Portfolio turnover of Master Small Cap Growth
                  Portfolio                                                   76.45%      102.99%      136.05%       76.81%
                                                                         ===========  ===========  ===========  ===========


                                                                                             Class B
                                                                                                                 For the
                  The following per share data and ratios have been derived                                       Period
MERRILL LYNCH     from information provided in the financial statements.                                    Oct. 29, 1999++
SMALL CAP                                                                       For the Year Ended May 31,      to May 31,
GROWTH FUND       Increase (Decrease) in Net Asset Value:                   2003         2002          2001        2000
Per Share         Net asset value, beginning of period                   $      9.42  $     10.51  $     13.06  $     10.00
Operating                                                                -----------  -----------  -----------  -----------
Performance:      Investment loss--net                                    (.16)+++++   (.20)+++++   (.22)+++++        (.12)
                  Realized and unrealized gain (loss) on investments
                  from the Portfolio--net                                      (.34)        (.89)       (1.02)         3.18
                                                                         -----------  -----------  -----------  -----------
                  Total from investment operations                             (.50)       (1.09)       (1.24)         3.06
                                                                         -----------  -----------  -----------  -----------
                  Less distributions in excess of realized gain
                  on investments from the Portfolio--net                          --           --       (1.31)           --
                                                                         -----------  -----------  -----------  -----------
                  Net asset value, end of period                         $      8.92  $      9.42  $     10.51  $     13.06
                                                                         ===========  ===========  ===========  ===========

Total Investment  Based on net asset value per share                         (5.31%)     (10.37%)     (11.50%)    30.60%+++
Return:**                                                                ===========  ===========  ===========  ===========

Ratios to         Expenses++++                                                 2.35%        2.30%        2.22%       2.25%*
Average                                                                  ===========  ===========  ===========  ===========
Net Assets:       Investment loss--net                                       (2.06%)      (1.98%)      (1.76%)     (1.62%)*
                                                                         ===========  ===========  ===========  ===========

Supplemental      Net assets, end of period (in thousands)               $    60,835  $    85,096  $   115,296  $   128,607
Data:                                                                    ===========  ===========  ===========  ===========
                  Portfolio turnover of Master Small Cap Growth
                  Portfolio                                                   76.45%      102.99%      136.05%       76.81%
                                                                         ===========  ===========  ===========  ===========



                                                                                             Class C
                                                                                                                 For the
                  The following per share data and ratios have been derived                                       Period
MERRILL LYNCH     from information provided in the financial statements.                                    Oct. 29, 1999++
SMALL CAP                                                                       For the Year Ended May 31,      to May 31,
GROWTH FUND       Increase (Decrease) in Net Asset Value:                   2003         2002          2001        2000
Per Share         Net asset value, beginning of period                   $      9.41  $     10.50  $     13.06  $     10.00
Operating                                                                -----------  -----------  -----------  -----------
Performance:      Investment loss--net                                    (.16)+++++   (.20)+++++   (.22)+++++        (.11)
                  Realized and unrealized gain (loss) on investments
                  from the Portfolio--net                                      (.34)        (.89)       (1.03)         3.17
                                                                         -----------  -----------  -----------  -----------
                  Total from investment operations                             (.50)       (1.09)       (1.25)         3.06
                                                                         -----------  -----------  -----------  -----------
                  Less distributions in excess of realized gain
                  on investments from the Portfolio--net                          --           --       (1.31)           --
                                                                         -----------  -----------  -----------  -----------
                  Net asset value, end of period                         $      8.91  $      9.41  $     10.50  $     13.06
                                                                         ===========  ===========  ===========  ===========

Total Investment  Based on net asset value per share                         (5.31%)     (10.38%)     (11.54%)    30.60%+++
Return:**                                                                ===========  ===========  ===========  ===========

Ratios to         Expenses++++                                                 2.37%        2.31%        2.23%       2.25%*
Average                                                                  ===========  ===========  ===========  ===========
Net Assets:       Investment loss--net                                       (2.07%)      (1.99%)      (1.77%)     (1.64%)*
                                                                         ===========  ===========  ===========  ===========

Supplemental      Net assets, end of period (in thousands)               $    34,195  $    46,707  $    64,601  $    70,771
Data:                                                                    ===========  ===========  ===========  ===========
                  Portfolio turnover of Master Small Cap Growth
                  Portfolio                                                   76.45%      102.99%      136.05%       76.81%
                                                                         ===========  ===========  ===========  ===========


                                                                                             Class I
                                                                                                                 For the
                  The following per share data and ratios have been derived                                       Period
MERRILL LYNCH     from information provided in the financial statements.                                    Oct. 29, 1999++
SMALL CAP                                                                       For the Year Ended May 31,      to May 31,
GROWTH FUND       Increase (Decrease) in Net Asset Value:                   2003         2002          2001        2000
Per Share         Net asset value, beginning of period                   $      9.63  $     10.63  $     13.14  $     10.00
Operating                                                                -----------  -----------  -----------  -----------
Performance:      Investment loss--net                                    (.08)+++++   (.10)+++++   (.09)+++++        (.04)
                  Realized and unrealized gain (loss) on investments
                  from the Portfolio--net                                      (.34)        (.90)       (1.04)         3.18
                                                                         -----------  -----------  -----------  -----------
                  Total from investment operations                             (.42)       (1.00)       (1.13)         3.14
                                                                         -----------  -----------  -----------  -----------
                  Less distributions in excess of realized gain
                  on investments from the Portfolio--net                          --           --       (1.38)           --
                                                                         -----------  -----------  -----------  -----------
                  Net asset value, end of period                         $      9.21  $      9.63  $     10.63  $     13.14
                                                                         ===========  ===========  ===========  ===========

Total Investment  Based on net asset value per share                         (4.36%)      (9.41%)     (10.62%)    31.40%+++
Return:**                                                                ===========  ===========  ===========  ===========

Ratios to         Expenses++++                                                 1.32%        1.29%        1.20%       1.23%*
Average                                                                  ===========  ===========  ===========  ===========
Net Assets:       Investment loss--net                                       (1.03%)       (.97%)       (.74%)      (.63%)*
                                                                         ===========  ===========  ===========  ===========

Supplemental      Net assets, end of period (in thousands)               $    57,886  $    49,497  $    28,301  $    27,417
Data:                                                                    ===========  ===========  ===========  ===========
                  Portfolio turnover of Master Small Cap Growth
                  Portfolio                                                   76.45%      102.99%      136.05%       76.81%
                                                                         ===========  ===========  ===========  ===========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.



Merrill Lynch Small Cap Growth Fund, May 31, 2003


FINANCIAL HIGHLIGHTS (concluded)
                                                                                                                 Class R

                                                                                                                 For the
                                                                                                                  Period
                  The following per share data and ratios have been derived from                               February 4,
MERRILL LYNCH     information provided in the financial statements.                                             2003++ to
SMALL CAP                                                                                                        May 31,
GROWTH FUND       Increase (Decrease) in Net Asset Value:                                                           2003
Per Share         Net asset value, beginning of period                                                          $      7.54
Operating                                                                                                       -----------
Performance:      Investment loss--net+++++                                                                           (.01)
                  Realized and unrealized gain on investments from the Portfolio--net                                  1.43
                                                                                                                -----------
                  Total from investment operations                                                                     1.42
                                                                                                                -----------
                  Net asset value, end of period                                                                $      8.96
                                                                                                                ===========

Total Investment  Based on net asset value per share                                                              18.83%+++
Return:**                                                                                                       ===========

Ratios to         Expenses++++                                                                                       1.81%*
Average                                                                                                         ===========
Net Assets:       Investment loss--net                                                                             (1.54%)*
                                                                                                                ===========

Supplemental      Net assets, end of period (in thousands)                                                      $  --++++++
Data:                                                                                                           ===========
                  Portfolio turnover of Master Small Cap Growth Portfolio                                            76.45%
                                                                                                                ===========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
++++++Amount is less than $1,000.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS


MERRILL LYNCH
SMALL CAP
GROWTH FUND


1. Significant Accounting Policies:
Merrill Lynch Small Cap Growth Fund (the "Fund") (formerly Mercury U.S. Small Cap Growth Fund) is a part of Mercury Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Small Cap Growth Portfolio (the "Portfolio") (formerly Mercury Master U.S. Small Cap Growth Portfolio) of Mercury Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Portfolio owned by the Fund at May 31, 2003 was approximately 100%. The Fund offers multiple classes of shares. Class A and Class I Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which is included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax difference of $3,195,203 has been reclassified between paid-in capital in excess of par and accumulated net investment loss. This reclassification has no effect on net assets or net asset values per share.


2. Transactions with Affiliates:
The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .20% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.



Merrill Lynch Small Cap Growth Fund, May 31, 2003


NOTES TO FINANCIAL STATEMENTS (concluded)


MERRILL LYNCH
SMALL CAP
GROWTH FUND


The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                             Account
                           Maintenance        Distribution
                               Fee                Fee

Class A                        .25%                --
Class B                        .25%               .75%
Class C                        .25%               .75%
Class R                        .25%               .25%


Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the year ended May 31, 2003, FAMD earned underwriting discounts and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:


                             FAMD                MLPF&S

Class A                      $1,186             $13,477
Class I                      $    4             $    71


For the year ended May 31, 2003, MLPF&S received contingent deferred sales charges of $418,061 and $5,843 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions was $(4,411,899) and $38,014,124 for the years ended
May 31, 2003 and May 31, 2002, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the Year                               Dollar
Ended May 31, 2003                       Shares           Amount

Shares sold                            4,557,305     $   37,267,450
Automatic conversion of shares               533              4,947
                                  --------------     --------------
Total issued                           4,557,838         37,272,397
Shares redeemed                      (3,056,405)       (24,678,085)
                                  --------------     --------------
Net increase                           1,501,433     $   12,594,312
                                  ==============     ==============



Class A Shares for the Year                               Dollar
Ended May 31, 2002                       Shares           Amount

Shares sold                            5,705,026     $   60,509,956
Shares redeemed                      (1,663,786)       (16,755,810)
                                  --------------     --------------
Net increase                           4,041,240     $   43,754,146
                                  ==============     ==============



Class B Shares for the Year                               Dollar
Ended May 31, 2003                       Shares           Amount

Shares sold                              230,138     $    1,832,047
Shares redeemed                      (2,442,719)       (19,300,561)
Automatic conversion of shares             (541)            (4,947)
                                  --------------     --------------
Net decrease                         (2,213,122)     $ (17,473,461)
                                  ==============     ==============



Class B Shares for the Year                               Dollar
Ended May 31, 2002                       Shares           Amount

Shares sold                              764,083     $    7,708,015
Shares redeemed                      (2,699,783)       (26,829,444)
                                  --------------     --------------
Net decrease                         (1,935,700)     $ (19,121,429)
                                  ==============     ==============



Class C Shares for the Year                               Dollar
Ended May 31, 2003                       Shares           Amount

Shares sold                              320,182     $    2,593,438
Shares redeemed                      (1,444,920)       (11,444,619)
                                  --------------     --------------
Net decrease                         (1,124,738)     $  (8,851,181)
                                  ==============     ==============



Class C Shares for the Year                               Dollar
Ended May 31, 2002                       Shares           Amount

Shares sold                              744,257     $    7,475,473
Shares redeemed                      (1,932,310)       (19,254,332)
                                  --------------     --------------
Net decrease                         (1,188,053)     $ (11,778,859)
                                  ==============     ==============



Class I Shares for the Year                               Dollar
Ended May 31, 2003                       Shares           Amount

Shares sold                            2,876,909     $   23,331,528
Shares redeemed                      (1,733,571)       (14,013,197)
                                  --------------     --------------
Net increase                           1,143,338     $    9,318,331
                                  ==============     ==============



Class I Shares for the Year                               Dollar
Ended May 31, 2002                       Shares           Amount

Shares sold                            3,927,609     $   40,003,015
Shares redeemed                      (1,448,581)       (14,842,749)
                                  --------------     --------------
Net increase                           2,479,028     $   25,160,266
                                  ==============     ==============



Class R Shares for the Period                             Dollar
February 4, 2003++ to May 31, 2003       Shares           Amount

Shares sold                                   13     $          100
                                  --------------     --------------
Net increase                                  13     $          100
                                  ==============     ==============

++Commencement of operations.


4. Distribution to Shareholders:
As of May 31, 2003, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income--net                   $           --
Undistributed long-term capital gains--net                       --
                                                     --------------
Total undistributed earnings--net                                --
Capital loss carryforward                            (116,679,858)*
Unrealized gains--net                                  49,201,420**
                                                     --------------
Total accumulated losses--net                        $ (67,478,438)
                                                     ==============


*On May 31, 2003, the Fund had a net capital loss carryforward of $116,679,858, of which $10,850,801 expires in 2009, $59,432,569 expires in 2010 and $46,396,488 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.

**The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales and the deferral of post-October capital losses for tax purposes.



Merrill Lynch Small Cap Growth Fund, May 31, 2003


INDEPENDENT AUDITORS' REPORT


MERRILL LYNCH
SMALL CAP
GROWTH FUND


To the Shareholders and Board of Directors of Merrill Lynch Small Cap Growth Fund
(One of the Series constituting Mercury Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Small Cap Growth Fund (formerly Mercury U.S. Small Cap Growth Fund) as of May 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Small Cap Growth Fund as of May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
July 8, 2003



SCHEDULE OF INVESTMENTS                                                                                   (in U.S. dollars)

MASTER SMALL
CAP GROWTH                         Shares                                                                        Percent of
PORTFOLIO   Industry+++             Held                            Common Stocks                      Value     Net Assets
            Aerospace & Defense    144,800   ++MTC Technologies, Inc.                              $   3,056,728       1.4%

            Air Freight &           58,500   UTI Worldwide, Inc.                                       1,874,340       0.8
            Logistics

            Auto Components         70,500   ++Gentex Corporation                                      2,195,370       1.0

            Biotechnology          161,400   ++BioMarin Pharmaceutical Inc.                            1,844,802       0.8
                                    98,200   ++Gen-Probe Incorporated                                  3,808,196       1.7
                                    65,400   ++Martek Biosciences Corporation                          2,461,656       1.1
                                    38,700   ++Trimeris, Inc.                                          1,909,071       0.9
                                                                                                   -------------    -------
                                                                                                      10,023,725       4.5

            Capital Markets         38,900   ++Affiliated Managers Group, Inc.                         2,139,500       0.9
                                   342,800   ++E*TRADE Group, Inc.                                     2,622,420       1.2
                                    66,100   Jefferies Group, Inc.                                     3,020,109       1.4
                                                                                                   -------------    -------
                                                                                                       7,782,029       3.5

            Commercial Banks       117,900   UCBH Holdings, Inc.                                       3,059,505       1.4

            Commercial Services &   53,600   ++Career Education Corporation                            3,291,576       1.5
            Supplies                69,400   ++Education Management Corporation                        3,299,276       1.5
                                    77,850   ++FTI Consulting, Inc.                                    2,857,874       1.3
                                    24,400   ++Resources Connection, Inc.                                547,780       0.2
                                   107,800   ++Stericycle, Inc.                                        4,264,568       1.9
                                   104,100   ++Waste Connections, Inc.                                 3,545,646       1.6
                                                                                                   -------------    -------
                                                                                                      17,806,720       8.0

            Communications         107,700   ++Avocent Corporation                                     3,183,612       1.4
            Equipment              144,200   ++NetScreen Technologies, Inc.                            3,228,638       1.5
                                    67,400   ++SafeNet, Inc.                                           1,875,068       0.8
                                                                                                   -------------    -------
                                                                                                       8,287,318       3.7

            Computers &            118,000   ++Avid Technology, Inc.                                   3,981,320       1.8
            Peripherals            277,600   ++Cray, Inc.                                              2,223,576       1.0
                                                                                                   -------------    -------
                                                                                                       6,204,896       2.8

            Containers &            50,000   Ball Corporation                                          2,476,000       1.1
            Packaging

            Electronic Equipment   120,200   ++FLIR Systems, Inc.                                      3,428,104       1.5
            & Instruments           46,400   ++National Instruments Corporation                        1,686,640       0.8
                                                                                                   -------------    -------
                                                                                                       5,114,744       2.3



Merrill Lynch Small Cap Growth Fund, May 31, 2003


SCHEDULE OF INVESTMENTS (continued)                                                                       (in U.S. dollars)

MASTER SMALL
CAP GROWTH                         Shares                                                                        Percent of
PORTFOLIO   Industry+++             Held                            Common Stocks                      Value     Net Assets
            Energy Equipment &      93,100   ++FMC Technologies, Inc.                              $   2,078,923       0.9%
            Services               240,900   ++Key Energy Services, Inc.                               2,861,892       1.3
                                   135,400   ++Maverick Tube Corporation                               2,710,708       1.2
                                    89,900   ++Patterson-UTI Energy, Inc.                              3,289,441       1.5
                                                                                                   -------------    -------
                                                                                                      10,940,964       4.9

            Food & Staples          75,900   ++Performance Food Group Company                          2,747,580       1.2
            Retailing               19,500   ++Whole Foods Market, Inc.                                1,063,725       0.5
                                                                                                   -------------    -------
                                                                                                       3,811,305       1.7

            Food Products           23,200   ++American Italian Pasta Company (Class A)                1,016,624       0.5

            Health Care             93,800   ++Advanced Neuromodulation Systems, Inc.                  4,499,586       2.0
            Equipment &             31,200   ++Bio-Rad Laboratories, Inc. (Class A)                    1,840,800       0.8
            Supplies                58,400   ++CTI Molecular Imaging, Inc.                             1,013,240       0.5
                                   138,306   ++Integra LifeSciences Holdings                           3,902,995       1.7
                                   151,300   ++Kyphon Inc.                                             1,944,204       0.9
                                    68,600   ++SurModics, Inc.                                         2,680,202       1.2
                                   127,600   ++Therasense, Inc.                                        1,274,724       0.6
                                    59,600   ++Wright Medical Group, Inc.                              1,214,648       0.5
                                                                                                   -------------    -------
                                                                                                      18,370,399       8.2

            Health Care             50,100   ++Conventry Health Care Inc.                              2,187,366       1.0
            Providers & Services    50,800   ++Mid Atlantic Medical Services, Inc.                     2,433,320       1.1
                                    58,200   ++United Surgical Partners International, Inc.            1,268,760       0.6
                                    66,500   ++VistaCare, Inc. (Class A)                               1,416,450       0.6
                                                                                                   -------------    -------
                                                                                                       7,305,896       3.3

            Hotels, Restaurants    123,300   ++Alliance Gaming Corporation                             1,987,596       0.9
            & Leisure               45,600   ++Panera Bread Company (Class A)                          1,591,896       0.7
                                   114,075   ++Sonic Corp.                                             2,953,402       1.3
                                   161,300   ++Station Casinos, Inc.                                   3,629,250       1.6
                                                                                                   -------------    -------
                                                                                                      10,162,144       4.5

            Household Durables      33,400   Harman International Industries, Incorporated             2,478,280       1.1
                                     5,700   ++NVR, Inc.                                               2,324,175       1.0
                                                                                                   -------------    -------
                                                                                                       4,802,455       2.1

            IT Services             81,800   ++CACI International Inc. (Class A)                       2,703,490       1.2
                                    97,900   ++Cognizant Technology Solutions Corporation              2,031,425       0.9
                                                                                                   -------------    -------
                                                                                                       4,734,915       2.1

            Insurance               49,100   ++Arch Capital Group Ltd.                                 1,816,700       0.8
                                    96,300   RenaissanceRe Holdings Ltd.                               4,304,610       1.9
                                    55,500   Scottish Annuity & Life Holdings, Ltd.                    1,057,830       0.5
                                    59,500   ++Stewart Information Services Corporation                1,663,025       0.7
                                                                                                   -------------    -------
                                                                                                       8,842,165       3.9

            Internet Software &    148,800   ++Digital River, Inc.                                     2,925,408       1.3
            Services                78,800   ++RADWARE Ltd.                                            1,087,440       0.5
                                                                                                   -------------    -------
                                                                                                       4,012,848       1.8

            Leisure Equipment &     51,700   ++Marvel Enterprises, Inc.                                1,155,495       0.5
            Products

            Machinery               57,900   ++AGCO Corporation                                        1,035,252       0.5
                                    46,800   ++Actuant Corporation (Class A)                           2,024,568       0.9
                                    93,800   CLARCOR Inc.                                              3,414,320       1.5
                                    55,300   ++ESCO Technologies Inc.                                  2,317,070       1.0
                                                                                                   -------------    -------
                                                                                                       8,791,210       3.9

            Media                   86,700   ++Cumulus Media Inc. (Class A)                            1,568,403       0.7

            Multiline Retail       100,750   Fred's, Inc.                                              3,706,593       1.7

            Office Electronics      15,400   ++Zebra Technologies Corporation (Class A)                1,124,031       0.5

            Oil & Gas              137,400   ++Denbury Resources Inc.                                  1,669,410       0.8
                                    51,600   ++Evergreen Resources, Inc.                               2,748,216       1.2
                                    64,300   ++Ultra Petroleum Corp.                                     752,310       0.3
                                                                                                   -------------    -------
                                                                                                       5,169,936       2.3

            Pharmaceuticals        242,200   ++Axcan Pharma Inc.                                       3,378,690       1.5
                                   102,200   ++The Medicines Company                                   2,391,480       1.1
                                    94,300   ++SICOR Inc.                                              1,993,502       0.9
                                    60,200   ++Taro Pharmaceutical Industries Ltd.                     2,863,112       1.3
                                                                                                   -------------    -------
                                                                                                      10,626,784       4.8

            Road & Rail             88,175   ++Heartland Express, Inc.                                 2,080,930       0.9

            Semiconductors &       109,100   ++ATMI, Inc.                                              2,729,682       1.2
            Semiconductor           53,900   ++Actel Corp.                                             1,196,041       0.5
            Equipment               44,400   ++Cabot Microelectronics Corporation                      2,053,500       0.9
                                   112,800   ++Cree, Inc.                                              2,771,496       1.2
                                   127,000   ++Integrated Circuit Systems, Inc.                        3,313,430       1.5
                                    87,900   ++Marvell Technology Group Ltd.                           2,787,309       1.3
                                                                                                   -------------    -------
                                                                                                      14,851,458       6.6

            Software                73,300   ++Cognos, Inc.                                            2,012,818       0.9
                                    86,400   ++Manhattan Associates, Inc.                              2,320,704       1.0
                                    63,700   ++Mercury Interactive Corporation                         2,504,047       1.1
                                    62,000   ++MicroStrategy Incorporated (Class A)                    2,114,200       0.9
                                   150,800   ++Verity, Inc.                                            3,136,640       1.4
                                                                                                   -------------    -------
                                                                                                      12,088,409       5.3

            Specialty Retail       174,200   ++The Gymboree Corporation                                2,978,820       1.3
                                    35,900   ++O'Reilly Automotive, Inc.                               1,096,027       0.5
                                    73,900   ++Select Comfort Corporation                              1,186,095       0.5
                                    54,800   ++Sharper Image Corporation                               1,241,220       0.6
                                                                                                   -------------    -------
                                                                                                       6,502,162       2.9



Merrill Lynch Small Cap Growth Fund, May 31, 2003


SCHEDULE OF INVESTMENTS (concluded)                                                                       (in U.S. dollars)

MASTER SMALL
CAP GROWTH                      Shares Held/                                                                     Percent of
PORTFOLIO   Industry+++     Beneficial Interest                     Common Stocks                      Value     Net Assets
            Thrifts & Mortgage      56,700   ++BankUnited Financial Corporation (Class A)          $   1,044,414       0.5%
            Finance                 41,600   Doral Financial Corporation                               1,758,848       0.8
                                   136,000   Net.B@nk, Inc.                                            1,804,720       0.8
                                    40,005   New York Community Bancorp, Inc.                          1,108,148       0.5
                                                                                                   -------------    -------
                                                                                                       5,716,130       2.6

            Wireless               167,300   ++American Tower Corporation (Class A)                    1,499,007       0.7
            Telecommunication
            Services

                                             Total Common Stocks (Cost---$164,422,041)               216,761,638      96.9



SHORT-TERM
INVESTMENTS                                                     Short-Term Investments
                               $ 7,168,224   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                             Series I (a)                                              7,168,224       3.2
                               $25,637,202   Merrill Lynch Liquidity Series, LLC Money Market
                                             Series (a)(b)                                            25,637,202      11.5
                                13,804,648   Merrill Lynch Premier Institutional Fund (a)(b)          13,804,648       6.2

                                             Total Short-Term Investments (Cost---$46,610,074)        46,610,074      20.9

            Total Investments (Cost--$211,032,115)                                                   263,371,712     117.8
            Liabilities in Excess of Other Assets                                                   (39,745,302)     (17.8)
                                                                                                   -------------    -------
            Net Assets                                                                             $ 223,626,410     100.0%
                                                                                                   =============    =======

++Non-income producing security.
+++For Portfolio compliance puposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.
(a)Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) are as follows:

                                                         Dividend/
                                               Net        Interest
Affiliate                                    Activity      Income

Merrill Lynch Liquidity Series, LLC
Cash Sweep Series I                        $   7,168,224    $47,484
Merrill Lynch Liquidity Series, LLC
Money Market Series                        $  25,637,202    $30,964
Merrill Lynch Premier Institutional Fund    (16,010,452)    $36,796


(b)Security was purchased with the cash proceeds from securities loans.

See Notes to Financial Statements.



STATEMENT OF ASSETS AND LIABILITIES

MASTER SMALL
CAPGROWTH
PORTFOLIO         As of May 31, 2003
Assets:           Investments, at value (including securities loaned of $39,120,239)
                  (identified cost--$211,032,115)                                                            $  263,371,712
                  Receivables:
                     Securities sold                                                       $    3,537,929
                     Contributions                                                                193,504
                     Dividends                                                                     35,474
                     Interest                                                                       6,661
                     Securities lending--net                                                        6,580         3,780,148
                                                                                           --------------
                  Prepaid expenses and other assets                                                                  37,455
                                                                                                             --------------
                  Total assets                                                                                  267,189,315
                                                                                                             --------------

Liabilities:      Collateral on securities loaned, at value                                                      39,441,850
                  Payables:
                     Custodian bank                                                             2,190,135
                     Securities purchased                                                       1,451,420
                     Withdrawals                                                                  346,201
                     Investment adviser                                                           113,693
                     Other affiliates                                                                 730         4,102,179
                                                                                           --------------
                  Accrued expenses                                                                                   18,876
                                                                                                             --------------
                  Total liabilities                                                                              43,562,905
                                                                                                             --------------

Net Assets:       Net assets                                                                                 $  223,626,410
                                                                                                             ==============

Net Assets        Investors' capital                                                                         $  171,286,813
Consist of:       Unrealized appreciation on investments                                                         52,339,597
                                                                                                             --------------
                  Net assets                                                                                 $  223,626,410
                                                                                                             ==============

See Notes to Financial Statements.



Merrill Lynch Small Cap Growth Fund, May 31, 2003


STATEMENT OF OPERATIONS

MASTER SMALL
CAPGROWTH
PORTFOLIO         For the Year Ended May 31, 2003
Investment        Dividends (net of $2,246 foreign withholding tax)                                          $      394,032
Income:           Interest                                                                                          130,493
                  Securities lending--net                                                                            67,760
                                                                                                             --------------
                  Total income                                                                                      592,285
                                                                                                             --------------

Expenses:         Investment advisory fees                                                 $    1,407,031
                  Accounting services                                                             112,832
                  Professional fees                                                                57,709
                  Trustees' fees and expenses                                                      32,645
                  Custodian fees                                                                   32,457
                  Printing and shareholder reports                                                  2,381
                  Pricing fees                                                                      1,111
                  Other                                                                             6,308
                                                                                           --------------
                  Total expenses                                                                                  1,652,474
                                                                                                             --------------
                  Investment loss--net                                                                          (1,060,189)
                                                                                                             --------------

Realized &        Realized loss on investments--net                                                            (33,247,564)
Unrealized        Change in unrealized appreciation on investments--net                                          23,473,353
Gain (Loss) on                                                                                               --------------
Investments--Net: Total realized and unrealized loss on investments--net                                        (9,774,211)
                                                                                                             --------------
                  Net Decrease in Net Assets Resulting from Operations                                       $ (10,834,400)
                                                                                                             ==============

See Notes to Financial Statements.



STATEMENTS OF CHANGES IN NET ASSETS

MASTER SMALL                                                                                     For the Year Ended
CAP GROWTH                                                                                            May 31,
PORTFOLIO         Increase (Decrease) in Net Assets:                                            2003               2002
Operations:       Investment loss--net                                                     $  (1,060,189)    $  (1,207,050)
                  Realized loss on investments--net                                          (33,247,564)      (36,494,728)
                  Change in unrealized appreciation on investments--net                        23,473,353        12,158,309
                                                                                           --------------    --------------
                  Net decrease in net assets resulting from operations                       (10,834,400)      (25,543,469)
                                                                                           --------------    --------------

Capital           Proceeds from contributions                                                  39,063,690       115,734,965
Transactions:     Fair value of withdrawals                                                  (45,738,093)      (80,514,390)
                                                                                           --------------    --------------
                  Net increase (decrease) in net assets derived from capital transactions     (6,674,403)        35,220,575
                                                                                           --------------    --------------

Net Assets:       Total increase (decrease) in net assets                                    (17,508,803)         9,677,106
                  Beginning of year                                                           241,135,213       231,458,107
                                                                                           --------------    --------------
                  End of year                                                              $  223,626,410    $  241,135,213
                                                                                           ==============    ==============

See Notes to Financial Statements.



Merrill Lynch Small Cap Growth Fund, May 31, 2003


FINANCIAL HIGHLIGHTS
                                                                                                                 For the
                  The following per share data and ratios have been derived                                      Period
MASTER SMALL      from information provided in the financial statements.                                    Oct. 29, 1999++
CAPGROWTH                                                                      For the Year Ended May 31,       to May 31,
PORTFOLIO         Increase (Decrease) in Net Asset Value:                    2003         2002         2001         2000
Total Investment                                                             (3.59%)      (8.80%)           --           --
Return:**                                                                ===========  ===========  ===========  ===========

Ratios to         Expenses                                                      .82%         .81%         .81%        .79%*
Average                                                                  ===========  ===========  ===========  ===========
Net Assets:       Investment loss--net                                        (.53%)       (.49%)       (.36%)      (.17%)*
                                                                         ===========  ===========  ===========  ===========

Supplemental      Net assets, end of period (in thousands)               $   223,626  $   241,135  $   231,458  $   255,451
Data:                                                                    ===========  ===========  ===========  ===========
                  Portfolio turnover                                          76.45%      102.99%      136.05%       76.81%
                                                                         ===========  ===========  ===========  ===========

*Annualized.
**Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
++Commencement of operations.

See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS


MASTER SMALL
CAP GROWTH
PORTFOLIO


1. Significant Accounting Policies:
Master Small Cap Growth Portfolio (the "Portfolio")(formerly Mercury Master U.S. Small Cap Growth Portfolio) is part of Mercury Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges or Nasdaq National are valued at the last sale price or official closing price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the over-the-counter market are valued at the last available ask price prior to the time of valuation. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Portfolio's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Board of Directors of the Portfolio.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movement and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of services at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold.
When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).



Merrill Lynch Small Cap Growth Fund, May 31, 2003


NOTES TO FINANCIAL STATEMENTS (concluded)


MASTER SMALL
CAP GROWTH
PORTFOLIO


Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Trust is classified as a "pass through" entity for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Custodian bank--The Portfolio recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from management estimates of available cash.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .70% of the average daily value of the Portfolio's net assets. FAM has entered into a Sub-Advisory Agreement with Mercury Advisors with respect to the Portfolio, pursuant to which Mercury Advisors may provide investment advisory services with respect to the Portfolio's assets. FAM has agreed to pay Mercury Advisors a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that FAM actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of May 31, 2003, the Portfolio lent securities with a value of $8,159,180 to MLPF&S. Pursuant to that order, the Portfolio also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the year ended May 31, 2003, MLIM, LLC received $29,681 in securities lending agent fees.

For the year ended May 31, 2003, the Portfolio reimbursed FAM $5,284 for certain accounting services.

In addition, MLPF&S received $48,807 in commissions on the execution of portfolio security transactions for the Portfolio for the year ended May 31, 2003.

Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Advisors, FAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 2003 were $151,542,226 and $159,569,775 respectively.

Net realized losses for the year ended May 31, 2003 and net unrealized gains as of May 31, 2003 were as follows:


                                      Realized          Unrealized
                                       Losses             Gains

Long-term investments              $(33,247,564)      $  52,339,597
                                   -------------      -------------
Total investments                  $(33,247,564)      $  52,339,597
                                   =============      =============


As of May 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $52,150,483, of which $54,482,698 related to appreciated securities and $2,332,215 related to depreciated securities. At May 31, 2003 the aggregate cost of investments for Federal income tax purposes was $211,221,229.


4. Short-Term Borrowings:
The Portfolio, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the total commitment was reduced from $1,000,000,000 to $500,000,000. The Portfolio did not borrow under the credit agreement during the year ended May 31, 2003.



Merrill Lynch Small Cap Growth Fund, May 31, 2003


INDEPENDENT AUDITORS' REPORT


MASTER SMALL
CAP GROWTH
PORTFOLIO


To the Investors and Board of Trustees of Master Small Cap Growth Portfolio
(One of the Series constituting Mercury Master Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Small Cap Growth Portfolio (formerly Mercury Master U.S. Small Cap Growth Portfolio) as of May 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Small Cap Growth Portfolio as of May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
July 8, 2003



OFFICERS AND DIRECTORS/TRUSTEES

                                                                                                               Other
                                                                                              Number of        Public
                                                                                            Portfolios in    Director-
                                                                                             Fund Complex      ships
                        Position(s)    Length                                                Overseen by      Held by
                            Held      of Time                                                 Director/      Director/
Name, Address & Age      with Fund     Served   Principal Occupation(s) During Past 5 Years    Trustee        Trustee
Interested Director/Trustee

Terry K. Glenn*          President    1999 to   President and Chairman of Merrill Lynch       114 Funds      None
P.O.Box 9011             and          present   Investment Managers, L.P. ("MLIM")/Fund     159 Portfolios
Princeton,               Director/              Asset Management, L.P. ("FAM")--Advised
NJ 08543-9011            Trustee                Funds since 1999; Chairman (Americas
Age: 62                                         Region) of MLIM from 2000 to 2002;
                                                Executive Vice President of MLIM and
                                                FAM (which terms as used herein include
                                                their corporate predecessors) from 1983
                                                to 2002; President of FAM Distributors,
                                                Inc. ("FAMD") from 1986 to 2002 and
                                                Director thereof from 1991 to 2002;
                                                Executive Vice President and Director
                                                of Princeton Services, Inc. ("Princeton
                                                Services") from 1993 to 2002; President
                                                of Princeton Administrators, L.P. from
                                                1989 to 2002; Director of Financial Data
                                                Services, Inc. from 1985 to 2002.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and
Princeton Administrators, L.P. The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As
Fund President, Mr. Glenn serves at the pleasure of the Board of Directors/Trustees.



Independent Directors/Trustees*
David O. Beim            Director/    1999 to   Professor of Finance and Economics at the      8 Funds       None
P.O. Box 9095            Trustee      present   Columbia University Graduate School of      15 Portfolios
Princeton,                                      Business since 1991; Trustee of Outward
NJ 08543-9095                                   Bound U.S.A. and of Phillips Exeter
Age: 62                                         Academy; Chairman of Wave Hill, Inc.
                                                since 1980.


James T. Flynn           Director/    1999 to   Chief Financial Officer of J.P. Morgan &       8 Funds       None
P.O. Box 9095            Trustee      present   Co., Inc. from 1990 to 1995.                15 Portfolios
Princeton,
NJ 08543-9095
Age: 63


Todd Goodwin             Director/    2002 to   General Partner of Gibbons, Goodwin, van       8 Funds       None
P.O. Box 9095            Trustee      present   Amerongen (investment banking firm)         15 Portfolios
Princeton,                                      since 1984.
NJ 08543-9095
Age: 71


George W. Holbrook       Director/    2002 to   Managing Partner of Bradley Resources          8 Funds       Thoratec
P.O. Box 9095            Trustee      present   Company (private investment company) and    15 Portfolios    Laborato-
Princeton,                                      associated with that Firm and its                            ries
NJ 08543-9095                                   predecessors since 1953; Director of                         Corporation
Age: 72                                         Thoratec Laboratories Corporation
                                                (medical device manufacturers).



Merrill Lynch Small Cap Growth Fund, May 31, 2003


OFFICERS AND DIRECTORS/TRUSTEES (concluded)

                                                                                                               Other
                                                                                              Number of        Public
                                                                                            Portfolios in    Director-
                                                                                             Fund Complex      ships
                        Position(s)    Length                                                Overseen by      Held by
                            Held      of Time                                                 Director/      Director/
Name, Address & Age      with Fund     Served   Principal Occupation(s) During Past 5 Years    Trustee        Trustee
Independent Directors/Trustees* (concluded)

W. Carl Kester           Director/    1999 to   Mizuho Financial Group Professor of Finance,   8 Funds       None
P.O. Box 9095            Trustee      present   Senior Associate Dean and Chairman of the   15 Portfolios
Princeton,                                      MBA Program of Harvard University Graduate
NJ 08543-9095                                   School of Business Administration since
Age: 51                                         1999; Serves on the Board of Advisors of
                                                Security Leasing Partners.


Karen P. Robards         Director/    1999 to   President of Robards & Company, a financial    8 Funds       Enable
P.O. Box 9095            Trustee      present   advisory firm providing services to         15 Portfolios    Medical
Princeton,                                      companies in the health care industry;                       Corporation;
NJ 08543-9095                                   Director of Enable Medical Corporation                       Atricure,
Age: 53                                         since 1996; Director of Atricure, Inc.                       Inc.
                                                since 2000; Founder and President of
                                                the Cooke Center for Learning and
                                                Development, a non profit educational
                                                organization since 1987.


*The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December
31 of the year in which they turn 72.




                        Position(s)    Length
                            Held      of Time
Name, Address & Age      with Fund    Served*   Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke          Vice         1999 to   First Vice President of MLIM and FAM since 1997 and Treasurer thereof
P.O. Box 9011            President    present   since 1999; Senior Vice President and Treasurer of Princeton Services since
Princeton,               and                    1999; Vice President of FAMD since 1999; Director of MLIM Taxation
NJ 08543-9011            Treasurer              since 1990.
Age: 42


Robert C. Doll, Jr.      Senior       2002 to   President of MLIM and member of the Executive Management Committee
P.O. Box 9011            Vice         present   of ML & Co., Inc. since 2001; Global Chief Investment Officer and Senior
Princeton,               President              Portfolio Manager of MLIM since 1999; Chief Investment Officer of Equities
NJ 08543-9011                                   at Oppenheimer Funds, Inc. from 1990 to 1999 and Chief Investment Officer
Age: 48                                         thereof from 1998 to 1999; Executive Vice President of Oppenheimer Funds,
                                                Inc. from 1991 to 1999.


Ronald J. Zibelli Jr.    Vice         2002 to   Director (Equities) of MLIM since 2002; Vice President of MLIM from
P.O. Box 9011            President    present   2000 to 2002.
Princeton,
NJ 08543-9011
Age: 44


Phillip S. Gillespie     Secretary    2003 to   First Vice President of MLIM since 2001; Director from 2000 to 2001; Vice
P.O. Box 9011                         present   President from 1999 to 2000 and Attorney associated with MLIM since 1998;
Princeton,                                      Assistant General Counsel of Chancellor LGT Asset Management, Inc. from
NJ 08543-9011                                   1997 to 1998.
Age: 39


*Officers of the Fund serve at the pleasure of the Board of Directors/Trustees.



Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863



Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15,
2003)

Item 4 - Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state. N/A

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8--Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc.


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc.


Date: July 23, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc.


Date: July 23, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc.


Date: July 23, 2003


Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.